PROSPECTUS
                                                                   JUNE 19, 2009


                                    R A M
                                    -----
                                    F U N D S

--------------------------------------------------------------------------------

                           THE RAM SMALL/MID CAP FUND
                                     (SMBKX)

                                 CLASS I SHARES


                             THE RAM SMALL CAP FUND

                                 CLASS I SHARES


This Prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

   The Securities and Exchange Commission has not approved or disapproved the
    Funds' shares or determined if this Prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

PROSPECTUS
                                                                   JUNE 19, 2009

THE RAM FUNDS
THE RAM SMALL/MID CAP FUND
THE RAM SMALL CAP FUND

--------------------------------------------------------------------------------

The RAM Small/Mid Cap Fund and the RAM Small Cap Fund (individually, a "Fund," and collectively, the "Funds") are each a series of The RAM Funds. Each Fund is managed by Riazzi Asset Management, LLC (the "Adviser") and has its own investment objective and strategies. Each Fund offers three classes of shares, Class A, Class C and Class I shares. Class I shares are offered in this Prospectus and are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds. Class A shares and Class C shares are offered in a separate prospectus. As of the date of this Prospectus, the Class I shares of the RAM Small Cap Fund have not commenced operations.

TABLE OF CONTENTS

================================================================================

Risk/Return Summary...........................................................3
Fees and Expenses.............................................................6
Other Investment Strategies and Risks.........................................7
Fund Management...............................................................8
How the Funds Value Their Shares..............................................9
How to Buy Shares............................................................10
How to Redeem Shares.........................................................14
Dividends, Distributions and Taxes...........................................16
Customer Privacy Policy......................................................18
For Additional Information...........................................back cover

================================================================================

              For information or assistance in opening an account,
                     please call toll-free 1-888-884-8099.

RISK/RETURN SUMMARY
================================================================================

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

The Board of Trustees has reserved the right to change each Fund's investment objectives without shareholder approval. If such a change is made, shareholders will be provided with at least 60 days advance written notice of the change.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

      RAM SMALL/MID CAP FUND

Under normal circumstances, the RAM Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid cap companies. The Adviser defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

      RAM SMALL CAP FUND

Under normal circumstances, the RAM Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small cap companies. The Adviser defines small cap companies as companies with market capitalizations between $100 million and $2.5 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISK
The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change drastically.

MID CAP COMPANY RISK (RAM SMALL/MID CAP FUND ONLY)
Investing in mid cap companies involves greater risk than is customarily associated with larger, more established companies. Mid cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of mid cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid cap companies may be subject to greater price fluctuations. Mid cap companies also may not be widely followed by investors, which can lower the demand for their stock.

SMALL CAP COMPANY RISK
The risks described above with respect to investing in mid cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small cap companies involves greater risk than is customarily associated with mid cap or larger, more established companies. Small cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid cap or larger companies. Due to these and other factors, stocks of small cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small cap companies may be subject to greater price fluctuations. Small cap companies also may not be widely followed by investors, which can lower the demand for their stock.

INVESTMENT STYLE AND MANAGEMENT RISK
The Funds' method of security selection may not be successful and the Funds may underperform relative to other mutual funds that employ similar investment strategies. The Funds' value style may go out of favor with investors, negatively impacting the Funds' performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

OTHER PRINCIPAL RISKS
      o     YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.
      o An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
      o The Funds may not be appropriate for use as a complete investment program.
      o There is no guarantee that the Funds will achieve their investment objective.

WHAT HAS BEEN THE FUNDS' PERFORMANCE HISTORY?

The Funds are new and therefore do not have a performance history for a full calendar year to report.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

   Sales Charge (Load) Imposed on Purchases                          None
   Contingent Deferred Sales Charge (Load)                           None
   Sales Charge (Load) Imposed on Reinvested Dividends               None
   Redemption Fee (as a percentage of the amount redeemed)           None (1)
   Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                            RAM               RAM
                                                       SMALL/MID CAP       SMALL CAP
                                                            FUND              FUND
                                                       CLASS I SHARES    CLASS I SHARES
                                                       --------------    --------------
   Management Fees                                         0.85%             0.85%
   Distribution (12b-1) Fees                                None              None
   Other Expenses (2)                                      1.92%             1.92%
   Acquired Fund Fees and Expenses (3)                     0.02%             0.02%
                                                          ------            ------
   Total Annual Fund Operating Expenses                    2.79%             2.79%
   Less: Fee Reductions and Expense Reimbursements (4)     1.72%             1.72%
                                                          ------            ------
   Net Annual Fund Operating Expenses                      1.07%             1.07%
                                                          ======            ======

(1) A fee of $15 may be charged by the Funds' custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(2)   Other Expenses are based on estimated amounts for the current fiscal year.

(3) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by a Fund as a result of its investments in investment companies and other pooled investment vehicles and are based on estimated amounts for the current fiscal year.

(4) The Adviser has contractually agreed, for a period of 3 years from the beginning of each Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to an amount not exceeding 1.05% of the average daily net assets of each Fund's Class I shares. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Funds for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. Annual Fund Operating Expenses include all Fund expenses except brokerage costs, taxes, interest, costs to organize the Fund and extraordinary expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Class I shares of the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class I shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year               3 Years
                          ------               -------
                           $109                  $340

OTHER INVESTMENT STRATEGIES AND RISKS
================================================================================

IN ADDITION TO THE PRINCIPAL STRATEGIES DESCRIBED HEREIN, THE FUNDS MAY INVEST, TO A LESSER EXTENT, IN OTHER TYPES OF SECURITIES WHOSE RISKS ARE DESCRIBED BELOW.

FOREIGN SECURITIES
Each Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts ("ADRs"). ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Funds' foreign securities may be subject to foreign withholding taxes.

EXCHANGE TRADED FUNDS ("ETFS")
Each Fund may invest in ETFs. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs are subject to the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. To the extent that a Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITIONS
Each Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares ("Money Market Instruments"). The Funds will invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, each Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. To the extent that a Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds' advisory fees and operational expenses. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Funds. The Adviser provides each Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations, other registered investment companies and charitable organizations.

For its services, each Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of the Fund's average daily net assets. The Adviser has agreed for a period of 3 years from the Funds' commencement of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.05% of the average daily net assets of each Fund's Class I shares. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund's obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the foregoing expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving each Fund's investment advisory contract with the Adviser, including the Board's conclusions with respect thereto, will be included in the Funds' semiannual report for the period ending May 31, 2009.

PORTFOLIO MANAGER

Michelle E. Stevens, CFA, is the portfolio manager for each Fund and has managed the Funds since their inception. Ms. Stevens joined the Adviser in 2008 and is Principal and Chief Investment Officer of the Adviser. From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC. Ms. Stevens was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica. Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information ("SAI") provides additional information about Ms. Stevens' compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Funds.

PRIOR PERFORMANCE OF MICHELLE E. STEVENS

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund. During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund and had full discretionary authority over the selection of their investments. The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Funds. The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund. The Transamerica Premier Institutional Small Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small Cap Fund. In managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund, Ms. Stevens used a "value" style of investing that seeks to uncover industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. This is the same "value" style of investing that Ms. Stevens uses in managing the Funds.

RETURNS OF THE TRANSAMERICA SMALL/MID CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Class I shares of the Transamerica Small/Mid Cap Value Fund, and the average annual total returns of the Class A and Class I shares of the Transamerica Small/Mid Cap Value Fund, during Ms. Stevens' tenure as portfolio manager, from March 1, 2004 to September 30, 2008, compared with the performance of the Russell 2500 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small/Mid Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of other accounts managed by Ms. Stevens, but the exclusion of these accounts does not cause the performance to be misleading.

               TRANSAMERICA SMALL/MID CAP VALUE FUND - CLASS I(1)

        Comparison of the Change in Value of a $10,000 Investment Made in the Transamerica Small/Mid Cap Value Fund - Class I Shares versus the Russell 2500 Value Index

                              [LINE GRAPH OMITTED]

                 Transamerica
                 Small/Mid Cap                    Russell 2500
                Value - Class I                    Value Index
           -------------------------        -------------------------
              Date            Value            Date            Value
           ----------        -------        ----------        -------
           11/15/2005        $10,000        11/15/2005        $10,000
           12/31/2005         10,190        12/31/2005         10,199
           1/31/2006          11,178        1/31/2006          10,871
           2/28/2006          10,939        2/28/2006          10,885
           3/31/2006          11,323        3/31/2006          11,267
           4/30/2006          11,474        4/30/2006          11,311
           5/31/2006          11,046        5/31/2006          10,920
           6/30/2006          11,071        6/30/2006          10,982
           7/31/2006          10,889        7/31/2006          10,829
           8/31/2006          11,027        8/31/2006          11,117
           9/30/2006          10,756        9/30/2006          11,231
           10/31/2006         11,254        10/31/2006         11,757
           11/30/2006         11,782        11/30/2006         12,125
           12/31/2006         11,705        12/31/2006         12,258
           1/31/2007          11,718        1/31/2007          12,531
           2/28/2007          11,769        2/28/2007          12,502
           3/31/2007          12,113        3/31/2007          12,635
           4/30/2007          12,930        4/30/2007          12,900
           5/31/2007          13,799        5/31/2007          13,359
           6/30/2007          13,689        6/30/2007          13,003
           7/31/2007          13,547        7/31/2007          12,030
           8/31/2007          13,923        8/31/2007          12,091
           9/30/2007          14,591        9/30/2007          12,218
           10/31/2007         15,506        10/31/2007         12,302
           11/30/2007         14,573        11/30/2007         11,514
           12/31/2007         14,418        12/31/2007         11,366
           1/31/2008          13,674        1/31/2008          10,961
           2/29/2008          13,770        2/29/2008          10,564
           3/31/2008          13,460        3/31/2008          10,546
           4/30/2008          14,234        4/30/2008          11,033
           5/31/2008          15,134        5/31/2008          11,488
           6/30/2008          15,119        6/30/2008          10,415
           7/31/2008          13,888        7/31/2008          10,599
           8/31/2008          13,792        8/31/2008          11,027
           9/30/2008          11,824        9/30/2008          10,288

                       Past performance is not predictive of future performance.

---------------------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                                        SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)                  1 YEAR    3 YEARS   INCEPTION(2)
---------------------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS A SHARES(3) (WITH MAXIMUM SALES CHARGE OF 5.50%)      -23.85%     2.13%       7.63%
---------------------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS A SHARES(3) (NAV)                                     -19.41%     4.08%       8.96%
---------------------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                                 -15.79%     0.60%       5.06%
---------------------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS I SHARES(5)                                           -18.98%      n/a        6.24%
---------------------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                                 -15.79%     0.60%       0.98%
---------------------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of all fees and expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class A shares (March 1, 2004 until September 30, 2008) and Class I shares (from the commencement of operations on November 15, 2005 until September 30, 2008).

(3) The expense ratio of Class A shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 1.32%, 1.24%, 1.39%, 1.41% and 1.41%. The expense ratio of the RAM Small/Mid Cap Fund is estimated to be 1.32% for the fiscal year ending November 30, 2009. The use of the RAM Small/Mid Cap Fund's expense structure would have lowered the performance results achieved by the Transamerica Small/Mid Cap Value Fund for the fiscal year ended October 31, 2005. The Class A shares of the Transamerica Small/Mid Cap Value Fund are subject to a 0.25% 12b-1 distribution fee and a 5.50% maximum initial sales charge.

(4) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

(5) The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%. These expenses are lower than the estimated 1.07% expense ratio for Class I shares of the RAM Small/Mid Cap Fund. The use of the RAM Small/Mid Cap Fund's expense structure would have lowered the performance results achieved by the Class I shares of the Transamerica Small/Mid Cap Value Fund for the fiscal year ending November 30, 2009. The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fees or sales charge.

RETURNS OF THE TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Transamerica Premier Institutional Small Cap Value Fund, and the average annual total returns of the Transamerica Premier Institutional Small Cap Value Fund, from February 1, 2006 until Ms. Stevens' departure on September 30, 2008, compared with the performance of the Russell 2000 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Premier Institutional Small Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of other accounts managed by Ms. Stevens, but the exclusion of these accounts does not cause the performance to be misleading.

           TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND(1)

 Comparison of the Change in Value of a $10,000 Investment in the Transamerica Premier Institutional Small Cap Value Fund versus the Russell 2000 Value Index

                              [LINE GRAPH OMITTED]

              Transamerica Premier
                 Inst Small Cap                    Russell 2000
                   Value Fund                      Value Index
           -------------------------        -------------------------
              Date            Value            Date            Value
           ----------        -------        ----------        -------
           2/1/2006          $10,000        2/1/2006          $10,000
           2/28/2006           9,789        2/28/2006           9,999
           3/31/2006          10,143        3/31/2006          10,484
           4/30/2006          10,312        4/30/2006          10,512
           5/31/2006           9,874        5/31/2006          10,076
           6/30/2006          10,000        6/30/2006          10,200
           7/31/2006           9,772        7/31/2006          10,059
           8/31/2006           9,958        8/31/2006          10,359
           9/30/2006           9,899        9/30/2006          10,460
           10/31/2006         10,388        10/31/2006         10,993
           11/30/2006         10,658        11/30/2006         11,306
           12/31/2006         10,742        12/31/2006         11,405
           1/31/2007          10,681        1/31/2007          11,576
           2/28/2007          10,795        2/28/2007          11,434
           3/31/2007          11,239        3/31/2007          11,572
           4/30/2007          12,138        4/30/2007          11,692
           5/31/2007          12,948        5/31/2007          12,120
           6/30/2007          13,053        6/30/2007          11,838
           7/31/2007          12,940        7/31/2007          10,830
           8/31/2007          13,437        8/31/2007          11,047
           9/30/2007          14,230        9/30/2007          11,097
           10/31/2007         15,085        10/31/2007         11,218
           11/30/2007         14,387        11/30/2007         10,378
           12/31/2007         14,301        12/31/2007         10,290
           1/31/2008          13,622        1/31/2008           9,868
           2/29/2008          13,577        2/29/2008           9,475
           3/31/2008          13,459        3/31/2008           9,618
           4/30/2008          14,717        4/30/2008           9,923
           5/31/2008          15,458        5/31/2008          10,262
           6/30/2008          14,907        6/30/2008           9,277
           7/31/2008          14,454        7/31/2008           9,753
           8/31/2008          14,563        8/31/2008          10,216
           9/30/2008          12,817        9/30/2008           9,737

                       Past performance is not predictive of future performance.


-------------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL
SMALL CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                            SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)   1 YEAR    3 YEARS   FEBRUARY 1, 2006(2)
-------------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL
SMALL CAP VALUE FUND(3)                        -9.93%    11.94%         10.05%
-------------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(4)                   -12.25%     2.00%         -0.99%
-------------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of all fees and expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the Transamerica Premier Institutional Small Cap Value Fund from its inception on February 1, 2005 until September 30, 2008. From February 1, 2005 until January 26, 2006, the Transamerica Premier
      Institutional Small Cap Value Fund was named the Transamerica Premier Institutional Small/Mid Cap Value Fund and was permitted to invest a larger percentage of its assets in mid-cap companies (i.e., those with capitalizations between $2.5 billion and $8 billion) than the RAM Small Cap Fund.

(3) The expense ratio of the Transamerica Premier Institutional Small Cap Value Fund (after fee waivers and expense reimbursements by the investment adviser) during the fiscal years ended December 31, 2006 and 2007 was 0.85%. These expenses are lower than the estimated 1.32% expense ratio for Class A shares of the RAM Small Cap Fund. The use of the RAM Small Cap Fund's expense structure would have lowered the performance results achieved by the Transamerica Premier Institutional Small Cap Value Fund. The Transamerica Premier Institutional Small Cap Value Fund is not subject to any 12b-1 distribution fees or sales charge.

(4) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus" or the "Transfer Agent"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds' administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Funds.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the "Distributor") is the Funds' principal underwriter and serves as the exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Funds.

HOW THE FUNDS VALUE THEIR SHARES
================================================================================

The net asset value ("NAV") of each Fund's shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Funds' Board of Trustees. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Funds. See "How to Buy Shares" and "How to Redeem Shares" for a description of the "proper form" for purchase and redemption orders, respectively.

HOW TO BUY SHARES
================================================================================

Class I shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

The Funds also offer Class A shares and Class C shares that are offered in a separate prospectus. Each class of shares represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, minimum investment requirements and expenses. Investors interested in Class A or Class C shares should call 1-888-884-8099 for a Prospectus and additional information.

Class I shares are available for purchase from the Funds every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Funds reserve the right to reject any purchase request. The Funds mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum  initial  investment in the Class I shares of the Funds is $100,000.
The minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding individual retirement accounts) sponsored by financial services firms that have entered into appropriate arrangements with the Funds, employees of the Adviser, or otherwise by the Funds in their discretion.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

BY MAIL. To open a new account by mail:

      o     Complete and sign the account application.

      o     Enclose a check payable to the applicable Fund.

      o Be sure to add a reference to Class I shares on your check to ensure proper crediting to your account.

      o Mail the application and the check to the Funds' transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), at the following address:

            The RAM Funds
            c/o Ultimus Fund Solutions, LLC
            P.O. Box 46707
            Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

BY WIRE. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. An order is considered received when the Funds' custodian receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See "Opening an Account
- By Mail" above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of each Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $5,000. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

o By sending a check, made payable to the applicable Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.
o     Through your brokerage firm or other financial institution.

PURCHASES IN KIND

Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

EXCHANGE PRIVILEGE

Shares of each Fund may be exchanged for shares of the same share class of any other series of The RAM Funds. There are no transaction fees charged for exchanges. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent. Exchanges that establish a new account may be made by sending a written request to the Transfer Agent. Exchanges into an existing account may be made by sending a written request to the Transfer Agent, or by calling 1-888-884-8099. Please provide the following information in proper form as described below:

o     Your name and telephone number
o     The exact name of your account and your account number
o     Taxpayer identification number (usually your Social Security number)
o     Dollar value or number of shares to be exchanged
o     The name of the fund from which the exchange is to be made
o     The name of the fund into which the exchange is being made

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days written notice to shareholders.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund's shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure it complies with the Funds' policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, a Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase or exchange orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by the Prospectus. The Funds' policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board's opinion, should help reduce the risk of abusive trading in the Funds.

When financial intermediaries establish omnibus accounts in the Funds for their clients, the Funds review trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Funds' shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Funds through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of a Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

BY MAIL. You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURE GUARANTEES. If the shares to be redeemed have a value of greater than $100,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $100,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 by the Funds' custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined as of 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, each Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $100,000 due to shareholder redemptions. This does not apply, however, if the minimum balance requirement was waived by the Fund or the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

REDEMPTIONS IN KIND

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by each Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Each Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Each Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Funds, certain income from the Funds may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The RAM Funds and Ultimus Fund Distributors, LLC, the Funds' principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-884-8099   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

FOR ADDITIONAL INFORMATION
================================================================================

Additional information about the Funds is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Additional information about the Funds' investments will be available in the annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

                                 1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds' website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


SEC File No. 811-22162